Discontinued operations (Tables)	9 Months Ended
Sep. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Revenue and expenses of the discontinued operation were as follows:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2025	2025

Revenue	$20,000	$160,004
Cost of revenue	15,701	126,861
Gross profit	4,299	33,143
Operating expenses:
Research and development	1,025	6,763
General and administrative	832	8,313
Sales and marketing	837	6,006
Foreign exchange loss	(443)	2,166
Depreciation and amortization	230	1,509
	2,481	24,757
Income from discontinued operations	1,818	8,386

Income from investment accounted for by the equity method	119	591
Loss on disposal of operations	(5,085)	(35,268)
Impairment of long-lived assets	—	(664)
Interest on long-term debt	(55)	(930)
Interest and other income, net of bank charges	76	429
Loss from discontinued operations before income tax	(3,127)	(27,456)
Income tax expense	189	2,307
Net loss from discontinued operations	$(3,316)	$(29,763)